Common Stock - Nonvested Restricted Shares (Detail) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted					$ 66.77	$ 36.36	$ 52.85
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested Restricted Shares, Beginning Balance (in shares)	436,476	449,290	447,602	591,416	591,416
Granted (in shares)		2,001	23,295	182,543
Vested (in shares)	(19,228)	(4,581)	(15,336)	(261,003)
Forfeited (in shares)	(6,997)	(10,234)	(6,271)	(65,354)
Nonvested Restricted Shares, Ending Balance (in shares)	410,251	436,476	449,290	447,602	410,251	591,416
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 49.87	$ 49.79	$ 49.25	$ 44.63	$ 44.63
Granted		55.80	57.22	68.04
Vested	47.45	55.52	46.77	50.95
Forfeited	51.79	44.82	48.10	53.12
Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 49.95	$ 49.87	$ 49.79	$ 49.25	$ 49.95	$ 44.63